Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events	26. SUBSEQUENT EVENTS The Group evaluated all events subsequent to the balance sheet date of April 19, 2013 through the date the consolidated financial statements were issued.